UNCERTAIN TAX POSITION	12 Months Ended
Sep. 30, 2020
UNCERTAIN TAX POSITION
UNCERTAIN TAX POSITION

NOTE 14 – UNCERTAIN TAX POSITION

In the normal course of its business, our Company, including in particular Zhejiang Zhengkang and Wenzhou Zhengfeng, may be subject to challenges from various PRC taxing authorities regarding the amounts of taxes due. Although the Company’s management believes the Company has paid all accrued for all taxes owed by the Company, from time to time, in order for our Company to stay competitive in the market, we may need to accept unfavorable contract terms from our clients, including the accrue of accounts receivables for the delivery of our products until the completion of a certain construction project and without recognizing the revenue in the interim. PRC taxing authorities may also take the position that the Company owes more taxes than it has paid based on transactions conducted by ZK Pipe, which may be deemed a resident enterprise, thereby resulting in taxable liability for Zhejiang Zhengkang.

In addition, the Company recorded a potential income tax liability of $3,188,615 and $4,176,537 for the years ended September 30, 2020 and 2019, respectively, and for the possible underpayment of income and other taxes, not include potential interests or penalties. It is possible that the tax liability of the Company for past taxes may be higher than those amounts. The Company’s management believes it has sufficient cash on hand to adequately meet any tax liability for the underpayment of income and VAT taxes. Additionally, the Company’s management believes it may be able to negotiate with local PRC taxing authorities a reduction to any amounts that such authorities may believe are due and a reduction to any interest or penalties thereon. We have no guarantee that we will be able to negotiate such a reduction. To the extent our Company is able to negotiate such amounts, the Company records such reduction as unrecognized tax benefits due to the fact that national-level taxing authorities may take the position that localities are without power to reduce such liabilities, and such PRC taxing authorities may attempt to collect unpaid taxes. The PRC tax law provides statute of limitations of 3 years to collect unpaid taxes. The Company recognizes the portion of unrecognized tax benefit that is beyond 3 years as reduction of its tax liabilities due to the fact that the statute of limitations for the relevant taxing authorities to examine and challenge the tax position has expired. The changes of unrecognized tax benefit recorded by the Company are shown in Note 20.